Fair Value (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in fair value included in income arising from:
Transfers in or out the levels			$ 0
Recurring basis
Roll forward of items measured using Level 3 inputs on a recurring basis
Balance at the beginning of the period	48,546	34,432	43,749	33,603	33,603	31,944	19,035
Repurchases	923		5,529			1,352	11,974
Repayments	(608)		(622)
Interest rate lock commitments issued, net	23,530	34,338	57,179	48,782	167,076	18,436	816
Purchases of MSR	4,008		4,008
Sales of MSR	(550)		(550)
Servicing received as proceeds from sales of mortgage loans	17	62	20	742	774	1,696	1,185
Changes in fair value included in income arising from:
Other factors	(20,287)	(2,900)	(21,678)	(2,934)
Total changes in fair value included in income	(20,287)	(2,900)	(21,678)	(2,934)	(6,674)	(9,307)	(226)
Transfers to mortgage loans held for sale	(44,194)	(29,765)	(76,250)	(44,034)	(151,030)	(10,518)	(840)
Balance at the end of the period	11,385	36,159	11,385	36,159	43,749	33,603	31,944
Recurring basis | Mortgage loans held for sale at fair value
Roll forward of items measured using Level 3 inputs on a recurring basis
Balance at the beginning of the period	4,487
Repurchases	923		5,529
Repayments	(608)		(622)
Changes in fair value included in income arising from:
Other factors	(277)		(382)
Total changes in fair value included in income	(277)		(382)
Balance at the end of the period	4,525		4,525
Changes in fair value recognized during the period relating to assets still held at the end of the period	(329)		(443)
Accumulated changes in fair value relating to assets still held at the end of the period	(277)		(382)
Recurring basis | Mortgage servicing rights
Roll forward of items measured using Level 3 inputs on a recurring basis
Balance at the beginning of the period	18,622	26,344	19,798	25,698	25,698	31,957	19,024
Repurchases						1,352	11,974
Purchases of MSR	4,008		4,008
Sales of MSR	(550)		(550)
Servicing received as proceeds from sales of mortgage loans	17	62	20	742	774	1,696	1,185
Changes in fair value included in income arising from:
Other factors	973	(2,957)	(206)	(2,991)
Total changes in fair value included in income	973	(2,957)	(206)	(2,991)	(6,674)	(9,307)	(226)
Balance at the end of the period	23,070	23,449	23,070	23,449	19,798	25,698	31,957
Changes in fair value recognized during the period relating to assets still held at the end of the period	973	(2,957)	(206)	(2,991)	(6,674)	(9,307)	(226)
Recurring basis | Net interest rate lock commitments
Roll forward of items measured using Level 3 inputs on a recurring basis
Balance at the beginning of the period	25,437	8,088	23,951	7,905	7,905	(13)	11
Interest rate lock commitments issued, net	23,530	34,338	57,179	48,782	167,076	18,436	816
Changes in fair value included in income arising from:
Other factors	(20,983)	49	(21,090)	57
Total changes in fair value included in income	(20,983)	49	(21,090)	57
Transfers to mortgage loans held for sale	(44,194)	(29,765)	(76,250)	(44,034)	(151,030)	(10,518)	(840)
Balance at the end of the period	(16,210)	12,710	(16,210)	12,710	23,951	7,905	(13)
Changes in fair value recognized during the period relating to assets still held at the end of the period	(16,210)	12,710	(16,210)	12,710	23,951	7,905	(13)
Accumulated changes in fair value relating to assets still held at the end of the period	$ (16,210)	$ 12,710	$ (16,210)	$ 12,710	$ 23,951	$ 7,905	$ (13)